Profit (loss) per share	12 Months Ended
Dec. 31, 2018
Profit (loss) per share [Abstract]
Profit (loss) per share
24	Profit (loss) per share

At December 31, 2018, 2017 and 2016 number of shares outstanding during the year. There are no potentially dilutive instruments outstanding, therefore basic and diluted profit (loss) per share are the same.